Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Long Term Liabilities
Schedule of other long-term liabilities

	December 31	December 31
($ millions)	2025	2024
Pensions and other post-retirement benefits (note 22)	516	508
Share-based compensation plans (note 25)	328	334
Partnership liability (note 26)(1)	365	382
Emissions obligations	131	202
Other(2)	76	76
	1 416	1 502

(1)	The company paid $62 million in 2025 (2024 – $63 million) in distributions to the partners of the East Tank Farm Development, of which $45 million (2024 – $47 million) was allocated to interest expense and $17 million (2024 – $16 million) to the principal.
(2)	Prior period amounts have been reclassified to align with current period presentation of Other.